Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases
Schedule of Operating lease cost
Years Ended December 31,	2020	2019

Operating lease cost	$259,954	$255,475

Finance lease cost:
Amortization of right-of-use assets	$38,667	$70,667
Interest on lease liabilities	5,396	16,705
Variable rent expense	33,940	33,940
Total finance lease cost	$78,003	$121,312

Schedule of Operating lease right-of-use assets
December 31,	2020	2019

Operating Leases
Operating lease right-of-use assets	$1,048,686	$1,254,384

Operating lease liabilities	$1,060,391	$1,263,173

Finance Leases
Finance lease right-of-use assets	$85,680	$124,347

Finance lease liabilities	$38,159	$99,823

December 31,	2020	2019

Weighted Average Remaining Lease Term
Operating Leases	4.0 Years	4.4 Years
Finance Leases	0.5 Years	1.5 Years

Weighted Average Discount Rate
Operating Leases	1.28%	1.28%
Finance Leases	7.50%	7.50%

schedule of Operating lease obligations
2021	$210,350
2022	216,180
2023	223,432
2024	199,648
2025	154,659
Subsequent to 2025	99,165
Total	$1,103,434

Schedule of Finance lease obligations
2021	$39,119
Less amount representing interest	(960)
Present value of net minimum lease payments	$38,159

Schedule of undiscounted cash flows in the maturity analysis
	Operating Leases	Finance Leases

Undiscounted cash flows	$1,103,434	$39,119
Discount effect of cash flows	(43,043)	(960)
Lease liabilities	$1,060,391	$38,159